CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net (loss)/income	$ (209,487)	$ 1,069,327	$ 764,919	$ 1,548,347	$ 996,157
Net (loss)/income from discontinued operation, net of tax	0	271,048	(712,887)	845,743	982,135
Net (loss)/income from continuing operation	(209,487)	798,279	1,477,806	702,604	14,022
Adjustment to reconcile net (loss)/income to net cash used in operating activities
Depreciation and amortization	299,564	0
Amortization of operating lease right-of-use assets	330
Allowance for doubtful accounts	3,423	37,768	190,786	0	0
Investment income	(91,235)	0	(31,251)	0	0
Gain disposal of joint ventures	(174,551)	0
Loss on extinguishment of debt	22,925	0
Share-based compensation expense	42,740	0
Loss on disposal of subsidiaries			880,707	0	0
Amortization of Convertible Note issuance cost	167,231	0	21,844	0	0
Deferred Tax	(32,232)	0	0	0	0
Accounts receivable, net	(1,185,408)	(2,195,195)	(2,679,313)	(539,261)	0
Advance to suppliers, net	(863,591)	0
Prepaid expenses and other current assets	(23,782)	275,836	(1,167,355)	0	0
Accounts payable	(3,000)	798,020	3,000	0	0
Due from related party	0	1	0	(25,316)	1,887
Amount due to related parties	0	63,000
Accrued salaries and benefits	162,858	0	108,407	0	0
Tax payables	88,065	132,180	427,191	114,958	1,767
Other liabilities	62,395	(250,724)	582,899	(2,209)	(90,201)
Operating lease Liabilities	935	0
Net cash used in operating activities from continuing operations	(1,732,820)	(340,835)	(376,065)	250,776	(72,525)
Net cash provided by operating activities from discontinued operations	0	730,285	389,897	678,427	973,813
Net cash used in/(provided by) operating activities	(1,732,820)	389,450	13,832	929,203	901,288
Cash flows from investing activities
Purchase of short-term investment			(2,352,941)	0	0
Proceeds of long-term investment			(625,505)	0	0
Interest-free loan lent to related parties			(58)	0	0
Interest-free loan repaid by related parties			25,614	0	0
Deposits on Property and Equipment	(1,591,667)	0
Net cash used in investing activities from continuing operations	(1,591,667)	0	(2,952,890)	0	0
Net cash provided by/ (used in) investing activities from discontinued operations	0	0	0	0	(11,482)
Net cash used in investing activities	(1,591,667)	0	(2,952,890)	0	(11,482)
Cash flows from financing activities
Issuance of ordinary shares for cash, net of issuance costs			1,695,597	0	0
Proceeds from issuance of convertible bonds, net of issuance costs	3,051,600	0	1,058,422	0	0
Proceeds from issuance of warrants			354,589	0	0
Proceeds from interest-free loan from a related party	25,000	50,859	63,000	0	0
Repayment of interest-free loan to a related party	(25,800)	(370,541)	0	(191,703)	0
Capital contribution			0	1,000	0
Deferred IPO cost	0	(35,928)	0	(740,645)	(329,405)
Net cash provided by/ (used in) financing activities from continuing operations	3,050,800	(355,610)	3,171,608	(931,348)	(329,405)
Net cash provided by / used in financing activities from discontinued operations	0	0	0	42,416	(542,082)
Net cash provided by / (used in) financing activities	3,050,800	(355,610)	3,171,608	(888,932)	(871,487)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(4,595)	(14,059)	29,207	(7,858)	(45,688)
Net change in cash, cash equivalents and restricted cash	(278,282)	19,781	261,757	32,413	(27,369)
Cash, cash equivalents and restricted cash, beginning of period	313,566	51,809	51,809	19,396	46,765
Cash, cash equivalents and restricted cash, end of the period	35,284	71,590	313,566	51,809	19,396
Less cash, cash equivalents and restricted cash of discontinued operations–end of period	0	69,553	0	40,692	4,005
Cash, cash equivalents and restricted cash of continuing operations–end of period	35,284	2,037	313,566	11,117	15,391
Reconciliation of cash, cash equivalents and restricted cash, beginning of the year
Cash, cash equivalents	313,566	51,809	51,809	19,396	46,765
Reconciliation of cash, cash equivalents and restricted cash, end of year
Cash, cash equivalents	35,284	71,590	313,566	51,809	19,396
Restricted cash	0	0	0	0	0
Cash, cash equivalents and restricted cash, end of the period	35,284	71,590	313,566	51,809	19,396
Reconciliation of cash, cash equivalents and restricted cash, beginning of the year
Cash, cash equivalents	313,566	51,809	51,809	19,396	46,765
Restricted cash	0	0	0	0	0
Cash, cash equivalents and restricted cash, beginning of period	313,566	51,809	51,809	19,396	46,765
Reconciliation of cash, cash equivalents and restricted cash, end of year
Cash, cash equivalents	35,284	71,590	313,566	51,809	19,396
Restricted cash	0	0	0	0	0
Cash, cash equivalents and restricted cash, end of the period	35,284	$ 71,590	313,566	51,809	19,396
Supplemental cash flow information
Entity to offset the payable due to the same related party			134,459	248,754	1,199,610
Income tax paid	26,272		$ 0	$ 0	$ 39
Supplemental disclosures of non-cash activities:
Ordinary share issued in connection with conversion of convertible notes payable	2,858,071
Share-based compensation capitalized in long-term unamortized expenses	515,000
Obtaining right-of-use assets in exchange for operating lease liabilities and prepaid expenses	265,771
Reclassification of related party payables	$ 1,619,884